STEIN ROE INVESTMENT TRUST

                  Growth and Income Funds
                  -----------------------
               Stein Roe Growth & Income Fund
               Stein Roe Balanced Fund

                       Growth Funds
                  ------------------------
               Stein Roe Growth Stock Fund
               Stein Roe Capital Opportunities Fund
               Stein Roe Special Fund
               Stein Roe Growth Opportunities Fund
               Stein Roe Special Venture Fund
               Stein Roe International Fund
               Stein Roe Emerging Markets Fund

Supplement to February 2, 1998 Statement of Additional Information


     The following is hereby added to the section of the Statement of Additional Information entitled Purchases and Redemptions:

     "Purchases Through Third Parties. You may purchase (or redeem) shares through certain broker-dealers, banks, or other intermediaries ("Intermediaries"). These Intermediaries may charge for their services or place limitations on the extent to which you may use the services offered by Investment Trust. There are no charges or limitations imposed by Investment Trust, other than those described in the prospectus, if shares are purchased (or redeemed) directly from Investment Trust.

     "Some Intermediaries that maintain nominee accounts with the Funds for their clients for whom they hold Fund shares charge an annual fee of up to 0.35% of the average net assets held in such accounts for accounting, servicing, and distribution services they provide with respect to the underlying Fund shares. The Adviser and the Funds' transfer agent share in the expense of these fees, and the Adviser pays all sales and promotional expenses."

              This Supplement is Dated July 1, 1998

                   STEIN ROE INVESTMENT TRUST
                  Stein Roe Young Investor Fund

Supplement to February 2, 1998 Statement of Additional Information


     The following is hereby added to the section of the Statement of Additional Information entitled Purchases and Redemptions:

     "Purchases Through Third Parties. You may purchase (or redeem) shares through certain broker-dealers, banks, or other intermediaries ("Intermediaries"). These Intermediaries may charge for their services or place limitations on the extent to which you may use the services offered by Investment Trust. There are no charges or limitations imposed by Investment Trust, other than those described in the prospectus, if shares are purchased (or redeemed) directly from Investment Trust.

     "Some Intermediaries that maintain nominee accounts with the Fund for their clients for whom they hold Fund shares charge an annual fee of up to 0.35% of the average net assets held in such accounts for accounting, servicing, and distribution services they provide with respect to the underlying Fund shares. The Adviser and the Fund's transfer agent share in the expense of these fees, and the Adviser pays all sales and promotional expenses."

             This Supplement is Dated July 1, 1998

                  STEIN ROE INVESTMENT TRUST
               Stein Roe Large Company Focus Fund

 Supplement to April 30, 1998 Statement of Additional Information


     The following is hereby added to the section of the Statement of Additional Information entitled Purchases and Redemptions:

     "Purchases Through Third Parties. You may purchase (or redeem) shares through certain broker-dealers, banks, or other intermediaries ("Intermediaries"). These Intermediaries may charge for their services or place limitations on the extent to which you may use the services offered by Investment Trust. There are no charges or limitations imposed by Investment Trust, other than those described in the prospectus, if shares are purchased (or redeemed) directly from Investment Trust.

     "Some Intermediaries that maintain nominee accounts with the Fund for their clients for whom they hold Fund shares charge an annual fee of up to 0.35% of the average net assets held in such accounts for accounting, servicing, and distribution services they provide with respect to the underlying Fund shares. The Adviser and the Fund's transfer agent share in the expense of these fees, and the Adviser pays all sales and promotional expenses."

                This Supplement is Dated July 1, 1998